Maintenance rights and lease premium, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Maintenance rights and lease premium, net	Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Maintenance rights	$2,099,513	$2,540,286
Lease premium, net	630,449	824,167
	$2,729,962	$3,364,453
Movements in maintenance rights during the years ended December 31, 2023 and 2022 were as follows:

	Year Ended December 31,
	2023	2022
Maintenance rights at beginning of period	$2,540,286	$3,292,007
EOL and MR contract maintenance rights expense	(207,552)	(232,622)	(a)
MR contract maintenance rights write-off due to maintenance liability release	(17,747)	(260,245)	(a)
EOL contract maintenance rights write-off due to cash receipt	(102,940)	(191,478)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(112,534)	(67,376)
Maintenance rights at end of period	$2,099,513	$2,540,286

(a)    EOL and MR contract maintenance rights expense and MR contract maintenance rights write-off due to maintenance liability release for the year ended December 31, 2022 included amounts related to the Ukraine Conflict. Refer to Note 25—Net charges related to Ukraine Conflict for further details.
The following tables present details of lease premium assets and related accumulated amortization as of December 31, 2023 and 2022:

	As of December 31, 2023
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,002,293	$(371,844)	$630,449

	As of December 31, 2022
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$1,044,915	$(220,748)	$824,167

Lease premium assets that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above. The weighted average amortization period remaining for lease premium is 5.3 years.
During the years ended December 31, 2023, 2022 and 2021, we recorded amortization expense for lease premium assets of $178 million, $224 million and $48 million respectively.
As of December 31, 2023, the estimated future amortization expense for lease premium assets was as follows:

Estimated amortization expense
2024	$163,110
2025	121,911
2026	105,150
2027	88,235
2028	73,650
Thereafter	78,393
$630,449